Personnel expenses - Long-term incentive plan 2015 (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based payment arrangement
Share-based payment expense recognized in consolidated income statement	$ 226	$ 161	$ 283
Long Term Incentive Plan 2015
Share-based payment arrangement
Fair value of share-based compensation plan	5	86
Share-based payment expense recognized in consolidated income statement	$ 5	$ 16	$ 27